Partnership's Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 2,500,000	$ 1,062,900
5.875 Percent Senior Notes due April 2021
Debt Instrument [Line Items]
Long-term debt	350,000	350,000
6.125 Percent Senior Notes due July 2022
Debt Instrument [Line Items]
Long-term debt	750,000
4.875 Percent Senior Notes due May 2023
Debt Instrument [Line Items]
Long-term debt	1,400,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt		$ 712,900